Note 9 - Commitments and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Commitments And Contingencies Details Abstract
2019	$ 69	$ 69
2020	71	71
2021	61	61
Total minimum lease payments	$ 201	$ 201